Schedule of Investments (unaudited)
August 31, 2022
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.3%
HEICO Corp.(a)	1,970,150	$ 300,053,845
TransDigm Group, Inc.	447,991	268,969,316
		569,023,161
Automobiles — 1.7%
Ferrari NV	1,154,737	224,781,104
Banks — 0.1%
SVB Financial Group(a)(b)	47,917	19,479,219
Capital Markets — 8.3%
KKR & Co., Inc.(a)	5,642,896	285,304,822
MSCI, Inc.	1,107,192	497,394,934
Tradeweb Markets, Inc., Class A	4,696,042	326,797,563
		1,109,497,319
Commercial Services & Supplies — 9.7%
Cintas Corp.	911,675	370,905,857
Copart, Inc.(b)	3,674,464	439,649,618
Rollins, Inc.	7,729,845	260,959,567
Waste Connections, Inc.	1,679,282	233,722,469
		1,305,237,511
Construction & Engineering — 1.1%
WillScot Mobile Mini Holdings Corp.(b)	3,551,710	142,565,639
Construction Materials — 1.0%
Vulcan Materials Co.	807,668	134,468,645
Distributors — 2.2%
Pool Corp.(a)	862,810	292,656,524
Electronic Equipment, Instruments & Components — 0.9%
Teledyne Technologies, Inc.(a)(b)	344,600	126,936,856
Entertainment — 4.1%
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	4,562,217	290,521,979
Live Nation Entertainment, Inc.(a)(b)	2,877,361	259,998,340
		550,520,319
Equity Real Estate Investment Trusts (REITs) — 2.0%
Rexford Industrial Realty, Inc.(a)	1,407,588	87,566,049
SBA Communications Corp.	567,542	184,593,036
		272,159,085
Health Care Equipment & Supplies — 2.2%
IDEXX Laboratories, Inc.(b)	735,281	255,598,381
STERIS PLC(a)	205,199	41,322,975
		296,921,356
Health Care Technology — 3.5%
Doximity, Inc., Class A(a)(b)	2,634,176	87,428,301
Veeva Systems, Inc., Class A(b)	1,938,242	386,330,396
		473,758,697
Hotels, Restaurants & Leisure — 7.5%
Domino’s Pizza, Inc.	48,312	17,965,300
Evolution AB(c)	2,789,114	223,138,304
Expedia Group, Inc.(b)	2,402,795	246,646,907
Penn Entertainment, Inc.(a)(b)	1,265,262	39,514,132
Planet Fitness, Inc., Class A(a)(b)	3,986,965	270,116,879
Vail Resorts, Inc.	903,787	203,062,863
		1,000,444,385
Interactive Media & Services — 2.6%
Match Group, Inc.(b)	6,177,632	349,221,537
Security	Shares	Value
Internet & Direct Marketing Retail — 1.2%
Etsy, Inc.(a)(b)	1,552,350	$ 163,943,684
IT Services — 5.7%
Globant SA(a)(b)	1,104,347	232,763,217
MongoDB, Inc.(a)(b)	1,045,669	337,604,693
Okta, Inc.(a)(b)	2,130,857	194,760,330
		765,128,240
Life Sciences Tools & Services — 7.2%
Bio-Techne Corp.	884,792	293,582,834
Charles River Laboratories International, Inc.(a)(b)	1,077,542	221,165,496
Repligen Corp.(a)(b)	349,771	76,729,264
West Pharmaceutical Services, Inc.	1,234,583	366,288,430
		957,766,024
Machinery — 0.9%
IDEX Corp.	565,676	113,819,668
Media — 1.4%
Cable One, Inc.(a)	166,039	188,454,265
Pharmaceuticals — 1.7%
Catalent, Inc.(a)(b)	2,554,340	224,781,920
Professional Services — 0.9%
CoStar Group, Inc.(b)	1,749,416	121,829,330
Road & Rail — 2.1%
Old Dominion Freight Line, Inc.(a)	1,022,197	277,434,488
Semiconductors & Semiconductor Equipment — 8.5%
Entegris, Inc.	3,654,066	346,697,782
Monolithic Power Systems, Inc.	888,315	402,566,592
ON Semiconductor Corp.(a)(b)	5,650,296	388,570,856
		1,137,835,230
Software — 16.1%
Bill.com Holdings, Inc.(a)(b)	1,962,564	317,699,860
Cadence Design Systems, Inc.(b)	3,240,986	563,186,137
HubSpot, Inc.(a)(b)	965,575	325,437,398
Paycom Software, Inc.(b)	1,308,737	459,628,435
Synopsys, Inc.(a)(b)	1,354,345	468,630,457
Tyler Technologies, Inc.(b)	62,010	23,037,335
		2,157,619,622
Specialty Retail — 1.6%
Tractor Supply Co.	1,158,509	214,497,941
Total Long-Term Investments — 98.5% (Cost: $11,553,829,988)		13,190,781,769

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 5.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	208,255,244	$ 208,255,244
SL Liquidity Series, LLC, Money Market Series, 2.47%(f)	575,069,401	575,126,908
Total Short-Term Securities — 5.9% (Cost: $783,185,897)		783,382,152
Total Investments — 104.4% (Cost: $12,337,015,885)		13,974,163,921
Liabilities in Excess of Other Assets — (4.4)%		(583,005,814)
Net Assets — 100.0%		$ 13,391,158,107
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 73,220,432	$ 135,034,812(a)	$ —	$ —	$ —	$ 208,255,244	208,255,244	$ 833,117	$ —
SL Liquidity Series, LLC, Money Market Series	194,058,888	380,940,198(a)	—	(13,708)	141,530	575,126,908	575,069,401	168,854(b)	—
				$ (13,708)	$ 141,530	$ 783,382,152		$ 1,001,971	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 569,023,161	$ —	$ —	$ 569,023,161
Automobiles	224,781,104	—	—	224,781,104
Banks	19,479,219	—	—	19,479,219
Capital Markets	1,109,497,319	—	—	1,109,497,319
Commercial Services & Supplies	1,305,237,511	—	—	1,305,237,511
Construction & Engineering	142,565,639	—	—	142,565,639
Construction Materials	134,468,645	—	—	134,468,645
Distributors	292,656,524	—	—	292,656,524
Electronic Equipment, Instruments & Components	126,936,856	—	—	126,936,856
Entertainment	550,520,319	—	—	550,520,319
Equity Real Estate Investment Trusts (REITs)	272,159,085	—	—	272,159,085
Health Care Equipment & Supplies	296,921,356	—	—	296,921,356
Health Care Technology	473,758,697	—	—	473,758,697
Hotels, Restaurants & Leisure	777,306,081	223,138,304	—	1,000,444,385
Interactive Media & Services	349,221,537	—	—	349,221,537
Internet & Direct Marketing Retail	163,943,684	—	—	163,943,684
IT Services	765,128,240	—	—	765,128,240
Life Sciences Tools & Services	957,766,024	—	—	957,766,024
Machinery	113,819,668	—	—	113,819,668
Media	188,454,265	—	—	188,454,265
Pharmaceuticals	224,781,920	—	—	224,781,920
Professional Services	121,829,330	—	—	121,829,330
Road & Rail	277,434,488	—	—	277,434,488
Semiconductors & Semiconductor Equipment	1,137,835,230	—	—	1,137,835,230
Software	2,157,619,622	—	—	2,157,619,622
Specialty Retail	214,497,941	—	—	214,497,941
Short-Term Securities
Money Market Funds	208,255,244	—	—	208,255,244
	$ 13,175,898,709	$ 223,138,304	$ —	13,399,037,013
Investments valued at NAV(a)				575,126,908
				$ 13,974,163,921
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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